LONGTERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of long-term investments
	Fair Value December 31,	Net Additions /	Movements in foreign	Fair value adjustments	Fair Value December 31,
	2024	(Disposals)	exchange	for the period	2025
Talisker Resources Common Shares	$685	$(802)	$54	$2,414	$2,351
Silver Wolf Exploration Ltd. Common Shares	359	723	22	10	1,114
Silver Wolf Exploration Ltd. Warrants	20	125	7	224	376
Endurance Gold Corp. Common Shares	146	-	4	34	184
Endurance Gold Corp. Warrants	37	-	2	87	126
	$1,247	$46	$89	$2,769	$4,151